S000000001 [Member] Investment Strategy - SA Franklin Large Cap Disciplined Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization growth companies.
For purposes of the Portfolio’s 80% investment policy, a company is considered to be a large capitalization company if its market capitalization is equal to or greater than the market capitalization of the smallest company in the Russell® 1000 Index during the most recent 12-month period. As of May 31, 2026, the market capitalization range of the companies in the Russell® 1000 Index was between approximately $17.107 million and $5.15 trillion. Also for purposes of the Portfolio’s 80% investment policy, a company is considered to be a growth company if it (i) issues securities that are represented in a third-party growth-style index; or (ii) is above the relevant equity market median in at least two growth metrics similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. The third-party growth-style indexes the Portfolio currently expects to use to identify growth companies are the Russell 3000® Growth Index and the MSCI All Country World Investable Market Growth Index, although the Portfolio may change the referenced indexes without prior notice.
Equity securities in which the Portfolio invests include common stocks and preferred stocks. In lieu of, or in addition to, direct investments in equity securities, the Portfolio may invest in derivatives and other equity-equivalent, equity-linked or synthetic instruments whose values are based on, or are otherwise tied to, common stocks, equity securities, baskets of equity securities, or equity indexes. These instruments may include convertible securities, rights, warrants, equity-linked notes, participatory notes, options on individual stocks, stock indexes or exchange-traded funds, futures contracts on individual stocks or stock indexes, forward contracts on equity securities, baskets or indexes, total return swaps, equity index swaps, contracts for difference, and other swaps or similar instruments.
The Portfolio may use these instruments as a substitute for direct investments in equity securities or to obtain, adjust, or manage exposure to particular issuers, markets, sectors, industries, countries, regions, capitalization ranges, styles, or equity indexes.
The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.
The Portfolio may, from time to time, invest a significant portion of its total assets in securities of companies in a particular sector or sectors. As of the date of this Prospectus, the Portfolio expects to invest a significant portion of its assets in securities of companies in the information technology sector.
The Portfolio has three sleeves, each with a different US large cap growth investment strategy. Each sleeve uses one or more of the following investment strategies:
Systematic: This strategy uses a systematic process that applies a factor-scoring methodology to stocks based on factors such as quality, value, sentiment, and alternatives that have historically been rewarded by the market over the long term. This strategy also employs tracking error targets and constraints on beta, sector, industry, and style exposures. Final security selection is determined through an optimization process designed to construct a custom portfolio while preserving the characteristics of the Russell® 1000 Growth Index.
Diversified Growth: This strategy seeks diversification to help manage risk. It emphasizes security selection and fundamental, bottom-up analysis to identify companies with the potential to grow market share and earnings. It invests primarily in high-quality, large-cap companies that are determined to be leaders in their industries.
Fundamental Growth: This strategy combines investment themes with fundamental research to identify durable growth companies that have the potential to outperform across a range of economic environments. As used here, durable companies are companies determined to have long-term growth prospects, high and/or improving capital returns, and a strong ownership culture that enable them to outperform in a variety of economic environments. There are approximately 12 current investment themes, including A Healthier Tomorrow, Subscriptions and Consumables, Closer to Home, Digital Marketing and others. These themes will change over time.
SunAmerica has engaged Franklin Advisers, Inc. (the “Subadviser”) to make the day to day investment decisions for the Portfolio pursuant to investment guidelines provided by SunAmerica. In accordance with those guidelines, the Subadviser allocates assets among the sleeves and makes the Portfolio’s investments. For two of the sleeves, the Subadviser purchases and sells securities based on model portfolios provided by its investment advisory affiliates (the “sub-sub-advisers”) that provide recommendations to the Subadviser but do not have the authority to make the investments.
The number of sleeves and sub-sub-advisers, the particular sub-sub-advisers, and each sleeve’s strategy may change at any time.